United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /  /    (a)
         or fiscal year ending: 12/31/07        (b)

Is this a transition report? (Y/N): N

Is this an amendment to a previous filing?  (Y/N): N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed form the previous filing on this form.

--------------------------------------------------------------------------------

1. A. Registrant Name: MetLife Investors Variable Life Account Five

   B. File Number: 811-08433

   C. Telephone Number: 949-437-6100

2. A. Street: 5 Park Plaza

   B. City: Irvine   C. State: CA     D. Zip Code: 92614     Zip Ext:

   E. Foreign Country: N/A              Foreign Postal Code:

3.    Is this the first filing on this form by Registrant?  (Y/N):         N

4.    Is this the last filing on this form by Registrant?  (Y/N):          N

5.    Is Registrant a small business investment company (SBIC)? (Y/N):     N

      [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N):                  Y

      [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N)
                                                                          ---

      [If answer is "N" (No), go to item 8.]

8. How many separate series or portfolios did Registrant have at the end of the period?
                        -----------------------------------------------

FOR PERIOD ENDING 12/31/07
FILE NUMBER 811-08433

                             UNIT INVESTMENT TRUSTS

111. A.[/] Depositor Name: MetLife Investors Insurance Company

     B.[/] File Number (If any):

     C.[/] City: Irvine      State:  CA       Zip Code: 92614    Zip Ext.:

       [/] Foreign Country:              Foreign Postal Code:

111. A.[/] Depositor Name:

     B.[/] File Number (if any):

     C.[/] City:             State:           Zip Code:          Zip Ext.:

       [/] Foreign Country:              Foreign Postal Code:

112. A.[/] Sponsor Name:

     B.[/] File Number (if any):

     C.[/] City: Irvine      State:  CA       Zip Code: 92614    Zip Ext.:

       [/] Foreign Country:              Foreign Postal Code:

112. A.[/] Sponsor Name:

     B.[/] File Number (if any):

     C.[/] City:             State:           Zip Code:          Zip Ext.:

       [/] Foreign Country:              Foreign Postal Code:

For period ending 12/31/07
FILE NUMBER 811-08433

113. A.[/] Trustee Name:

     B.[/] City:             State:           Zip Code:          Zip Ext.:

       [/] Foreign Country:              Foreign Postal Code:

113. A.[/] Trustee Name:

     B.[/] City:             State:           Zip Code:          Zip Ext.:

       [/] Foreign Country:              Foreign Postal Code:

114. A.[/] Principal Underwriter Name:

     B.[/] File Number:

     C.[/] City:  Irvine     State: CA        Zip Code:  92614   Zip Ext.:

       [/] Foreign Country:              Foreign Postal Code:

114. A.[/] Principal Underwriter Name:

     B.[/] File Number:

     C.[/] City:             State:           Zip Code:          Zip Ext.:

       [/] Foreign Country:              Foreign Postal Code:

115. A.[/] Independent Public Accountant Name:

     B.[/] City:             State:           Zip Code:          Zip Ext.:

       [/] Foreign Country:              Foreign Postal Code:

115. A.[/] Independent Public Accountant Name:

     B.[/] City:             State:           Zip Code:          Zip Ext.:

       [/] Foreign Country:              Foreign Postal Code:

For period ending 12/31/07
FILE NUMBER 811-08433

116. Family of investment companies information:

     A.  [/] Is Registrant part of a family of investment companies? (Y/N)
                                                                          ---

     B.  [/] Identify the family in 10 letters:
                                               ----------

         (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N)
                                                                            ---

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B. [/] Variable annuity contracts? (Y/N)
                                                                           ---

     C. [/] Scheduled premium variable life contracts? (Y/N)
                                                                           ---

     D. [/] Flexible premium variable life contracts? (Y/N)
                                                                           ---

     E. [/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)
                                                                           ---

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
                                                                         -------

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period
                                                                         -------

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
        ($000's omitted)                                                $
                                                                         -------

121. [/] State the number of series for which a current prospectus was in existence at the end of the period
                                                                         -------

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period                                                    1
                                                                         -------

For period ending  12/31/07
FILE NUMBER 811-08433

123. [/] State the total value of the additional units considered in
         answering item 122 ($000's omitted)                            $ 4,971
                                                                         -------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be
         measured on the date they were placed in the subsequent
         series) ($000's omitted)                                       $
                                                                         -------

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)
                                                                         -------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)

                                                                         -------

127.  List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):
                                                                         -------

                                     Number of                   Total Income
                                       Series    Total Assets    Distributions
                                     Investing ($000's omitted) ($000's omitted)
                                     --------- ---------------- ---------------

A.   U.S. Treasury direct issue                    $               $
                                      --------      --------        --------

B.   U.S. Government agency                        $               $
                                      --------      --------        --------

C.   State and municipal tax-free                  $               $
                                      --------      --------        --------

D.   Public utility debt                           $               $
                                      --------      --------        --------

E.   Brokers or dealers debt or
     debt of brokers' or dealers'
     parent                                        $               $
                                      --------      --------        --------

F.   All other corporate intermed.
     & long-term debt                              $               $
                                      --------      --------        --------

G.   All other corporate short-term
     debt                                          $               $
                                      --------      --------        --------

H.   Equity securities of brokers
     or dealers or parents of
     brokers or dealers                            $               $
                                      --------      --------        --------

I.   Investment company equity
     securities                                    $               $
                                      --------      --------        --------

J.   All other equity securities         1         $ 16,624        $  246
                                      --------      --------        --------

K.   Other securities                              $               $
                                      --------      --------        --------

L.   Total assets of all series of
     registrant                          1         $  16,624       $  246
                                      --------      --------        --------

For period  ending  12/31/07
FILE NUMBER 811-08433

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                                           ---
         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                           ---
         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                           ---

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)                          $ 75
                                                                         ------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

SIGNATURE PAGE

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).

CITY OF:  Irvine         STATE OF:  California    DATE:  February 22, 2008

NAME OF REGISTRANT, DEPOSITOR, OR TRUSTEE:
MetLife Investors Variable Life Account Five (registrant) by MetLife Investors Insurance Company (depositor)

BY (NAME AND TITLE):                    WITNESS (NAME AND TITLE):


/s/ Elizabeth M. Forget                 /s/ William D. Cammarata
--------------------------------        -------------------------------
    Executive Vice President                Assistant Vice President